SA Multi-Managed Diversified Fixed Income Portfolio Annual Fund Operating Expenses - SA Multi-Managed Diversified Fixed Income Portfolio	Mar. 31, 2026
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.71%
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.86%
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.96%